PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Appreciable Account
Pruco Life Variable Universal Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated December 11, 2024,
to
Prospectuses dated May 1, 2024,
for
PruLife® Custom Premier and Variable Universal Life Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

The Advanced Series Trust has announced the following changes.
1.On September 27, 2024, the AST Core Fixed Income Portfolio restated its expenses and added a new subadvisory arrangement.
2.On November 14, 2024, the AST J.P. Morgan Tactical Preservation Portfolio changed its name to AST J.P. Morgan Conservative Multi-Asset Portfolio and restated its expenses.
3.On December 9, 2024, the AST Balanced Asset Allocation Portfolio and the AST Preservation Asset Allocation Portfolio restated their expenses and added a new subadvisory arrangement.
4.On December 16, 2024, the following changes will take place:
a.The AST Large-Cap Growth Portfolio and the AST Large-Cap Value Portfolio will restate their expenses and will add a new subadvisory arrangement.
b.The AST Small-Cap Growth Portfolio will change its name to AST Small-Cap Equity Portfolio. It will restate its expenses and add a new subadvisory arrangement.
Effective on the dates specified above, the rows for these funds in APPENDIX A: Funds Available Under the Contract have been or will be deleted and replaced with the following.

PRODUCTSUP231
VUL, PCP1

PROSPECTUS SUPPLEMENT

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Asset Allocation	AST Balanced Asset Allocation Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	0.85%^	15.77%	7.86%	6.14%
Fixed Income	AST Core Fixed Income Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited	0.68%	6.35%	1.11%	2.28%
Balanced	AST J.P. Morgan Conservative Multi-Asset Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / J.P. Morgan Investment Management Inc.	0.92%^	10.35%	5.08%	4.07%
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Putnam Investment Management, LLC; T. Rowe Price Associates, Inc.	0.86%	43.63%	15.03%	13.40%
Large-Cap Value	AST Large-Cap Value Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; Hotchkis & Wiley Capital Management, LLC; Putnam Investment Management, LLC	0.80%^	9.75%	13.37%	9.19%
Asset Allocation	AST Preservation Asset Allocation Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	0.87%^	11.78%	4.63%	4.14%
Small-Cap Growth	AST Small-Cap Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Boston Partners Global Investors, Inc.; Dimensional Fund Advisors, LP; Driehaus Capital Management LLC.; Hotchkis & Wiley Capital Management, LLC; TimesSquare Capital Management, LLC	0.97%^	17.10%	11.35%	8.58%
^The Fund’s annual current expense reflects temporary fee reductions.

To obtain a copy of the current prospectus, please visit www.Prudential.com/eProspectus or call 800-778-2255.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP231
VUL, PCP1